NOTE 11: SECURED LOAN PAYABLE	12 Months Ended
Dec. 31, 2018
Note 11 Secured Loan Payable
SECURED LOAN PAYABLE
	As at December 31,
	2018	2017	2016
Principal	$550,000	$550,000	$550,000
Interest	167,460	126,849	88,537
	$717,460	$676,849	$638,537

On June 12, 2015, the Company, through its wholly owned subsidiary EHC, acquired all of the assets of Presto in consideration for the assumption by the Company of Presto’s liability to Bayview Equities Ltd (the “Secured Party”) in the amount of $550,000 plus accrued interest of $35,893. The liability is secured by a grant to the Secured Party of a security interest in all the assets of EHC. The liability bears interest at 6% per annum and is due upon demand.